REVENUE AND OTHER INCOME FROM CONTINUING OPERATIONS	12 Months Ended
Jun. 30, 2018
Disclosure Of Revenue And Other Income From Continuing Operations [Abstract]
REVENUE AND OTHER INCOME FROM CONTINUING OPERATIONS
2.	REVENUE AND OTHER INCOME FROM CONTINUING OPERATIONS

	Years Ended June 30,
	2018	2017	2016

Other revenue
Interest	201,174	132,396	142,657
Total other revenue	201,174	132,396	142,657

Other income
R&D Tax Incentive (1)	3,125,775	3,022,673	4,753,697

Total other income	3,125,775	3,022,673	4,753,697

Total revenue and other income from continuing operations	3,326,949	3,155,069	4,896,354